S000096483 [Member] Expense Example - Baron SMID Cap ETF - Baron SMID Cap ETF	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	$ 240